Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.7%
Wireless Telecommunication Services 2.7%
Telephone & Data Systems, Inc.	83,900	2,164,620
Total Communication Services		2,164,620
Consumer Discretionary 10.4%
Auto Components 2.5%
American Axle & Manufacturing Holdings, Inc.(a)	77,700	638,694
Motorcar Parts of America, Inc.(a)	81,700	1,380,730
Total		2,019,424
Hotels, Restaurants & Leisure 3.7%
Penn National Gaming, Inc.(a)	61,578	1,146,890
Texas Roadhouse, Inc.	34,860	1,830,847
Total		2,977,737
Household Durables 4.2%
Lennar Corp., Class A	37,416	2,089,684
William Lyon Homes, Inc., Class A(a)	61,770	1,257,637
Total		3,347,321
Total Consumer Discretionary		8,344,482
Consumer Staples 2.4%
Food Products 2.4%
Nomad Foods Ltd.(a)	93,600	1,918,800
Total Consumer Staples		1,918,800
Energy 3.4%
Energy Equipment & Services 2.3%
Exterran Corp.(a)	64,500	842,370
Patterson-UTI Energy, Inc.	119,810	1,024,376
Total		1,866,746
Oil, Gas & Consumable Fuels 1.1%
Callon Petroleum Co.(a)	197,700	858,018
Total Energy		2,724,764
Financials 23.5%
Banks 2.4%
Opus Bank	88,267	1,921,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 10.8%
Hanover Insurance Group, Inc. (The)	22,900	3,103,866
Lincoln National Corp.	44,300	2,672,176
National General Holdings Corp.	128,000	2,946,560
Total		8,722,602
Mortgage Real Estate Investment Trusts (REITS) 3.5%
Ladder Capital Corp., Class A	161,435	2,787,982
Thrifts & Mortgage Finance 6.8%
Axos Financial, Inc.(a)	85,979	2,377,319
Radian Group, Inc.	137,363	3,137,371
Total		5,514,690
Total Financials		18,946,847
Health Care 6.5%
Biotechnology 1.8%
Ligand Pharmaceuticals, Inc.(a)	14,500	1,443,330
Health Care Equipment & Supplies 2.3%
Dentsply Sirona, Inc.	34,900	1,860,519
Health Care Providers & Services 2.4%
WellCare Health Plans, Inc.(a)	7,570	1,961,917
Total Health Care		5,265,766
Industrials 16.3%
Aerospace & Defense 3.7%
Cubic Corp.	42,400	2,986,232
Airlines 2.4%
Spirit Airlines, Inc.(a)	54,000	1,960,200
Commercial Services & Supplies 4.2%
Waste Connections, Inc.	37,190	3,421,480
Construction & Engineering 1.9%
Granite Construction, Inc.	46,870	1,505,933
Machinery 1.8%
Rexnord Corp.(a)	53,667	1,451,692
Road & Rail 2.3%
Knight-Swift Transportation Holdings, Inc.	50,340	1,827,342
Total Industrials		13,152,879
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.0%
Communications Equipment 6.2%
Extreme Networks, Inc.(a)	263,400	1,916,235
Viavi Solutions, Inc.(a)	222,200	3,111,911
Total		5,028,146
IT Services 8.1%
CACI International, Inc., Class A(a)	16,387	3,789,658
EPAM Systems, Inc.(a)	15,175	2,766,706
Total		6,556,364
Semiconductors & Semiconductor Equipment 3.7%
KLA Corp.	4,187	667,617
MACOM Technology Solutions Holdings, Inc.(a)	106,000	2,278,470
Total		2,946,087
Total Information Technology		14,530,597
Materials 8.4%
Chemicals 2.4%
Minerals Technologies, Inc.	36,700	1,948,403
Construction Materials 2.5%
Summit Materials, Inc., Class A(a)	89,400	1,984,680
Containers & Packaging 1.7%
Owens-Illinois, Inc.	135,080	1,387,272
Metals & Mining 1.8%
Warrior Met Coal, Inc.	73,000	1,424,960
Total Materials		6,745,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
First Industrial Realty Trust, Inc.	22,000	870,320
Gaming and Leisure Properties, Inc.	63,700	2,435,888
Total		3,306,208
Total Real Estate		3,306,208
Utilities 3.5%
Electric Utilities 3.5%
PNM Resources, Inc.	20,000	1,041,600
Portland General Electric Co.	31,100	1,753,107
Total		2,794,707
Total Utilities		2,794,707
Total Common Stocks (Cost $64,018,360)		79,894,985

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	754,963	754,887
Total Money Market Funds (Cost $754,887)		754,887
Total Investments in Securities (Cost: $64,773,247)		80,649,872
Other Assets & Liabilities, Net		(103,852)
Net Assets		80,546,020

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	702,682	14,628,017	(14,575,736)	754,963	19	—	28,814	754,887
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019